Exhibit p(3) under Form N-1A
                                                Exhibit 99 under Item 601/Reg SK

                                            2001




                             CODE OF ETHICS FOR ACCESS PERSONS

Table of Contents


Section                                          Page
 CODE OF ETHICS   I.     Fiduciary Duty          2
II.     Reporting                                2
  Initial Reporting Requirements                 2
  Quarterly Reporting Requirements               3
  Annual Reporting Requirements                  3
  Exemption for Disinterested Directors          4
III.   Pre-clearance Requirement                 4
IV.   Exempt Transactions                        5
V.    Prohibitions and Restrictions              5
VI.   Prohibition on Giving / Receiving Gifts    8
VII.  Sanctions                                  9
VIII. Definitions                                10
Addendum  Access Persons Procedures              12
Process                                          12
Preclearing Foreign Securities                   12
Personal Transaction Notification                14
Compliance Department Procedures                 15
Preclearance                                     15
Initial Reporting Process                        15
Quarterly Reporting Process                      16
Annual Reporting Process                         16
Reporting to the Board of Directors              17
Record keeping Requirements                      17
                    CODE OF ETHICS REGARDING PERSONAL SECURITIES TRADING

     Pursuant to rule 17j-1 under the Investment Company Act of 1940, this Code of Ethics has been adopted on behalf of the Adviser, the Underwriters, and each investment company that is served by the Board of Directors of the Federated Funds.

I.  Fiduciary Duty

      a) Each Access Person must:

            i)    place the Funds' interests ahead of their personal interests;

          ii) avoid conflicts of interest and the appearance of any conflict with the Funds; and

          iii) conduct their personal transactions in a manner, which does not interfere with Fund portfolio transactions or otherwise take unfair or inappropriate advantage of their relationship to the Fund.

          For example, the failure to recommend or purchase a Covered Security for the Fund may be considered a violation of this Code.

     b) Every Access Person must adhere to these general fiduciary principles, and comply with the specific provisions and Associated Procedures of this Code. Technical compliance with the terms of this Code and the Associated Procedures may not be sufficient where the transactions undertaken by an Access Person show a pattern of abuse of the Access Person's fiduciary duty.


II.     Reporting Requirements

          Every Access Person is required to submit reports of all accounts and any transactions in Covered Securities as indicated below.

     Covered Securities transactions of Access Persons will be reviewed for compliance with the provisions of this Code. A violation may result from either a single transaction or multiple transactions if the Compliance Department determines that the provisions of this Code have been violated.

            Initial Reporting Requirements

     a) Within 10 calendar days of commencement of employment as an Access Person, the Access Person will provide the Compliance Department a list including:

i. the full name, description, number of shares and principal amount, of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person; and

ii. the name and address of any broker, dealer or bank maintaining an account in which any Securities are held.

     b) The Compliance Department will direct the broker, dealer or bank maintaining each account to provide duplicate confirmations of all transactions and account statements directly to the attention of the Chief Compliance Officer, in a timely fashion. Each Access Person must assure that such information is received.

            Quarterly Reporting Requirements

     c) Not later than 10 calendar days after the end of the calendar quarter, every Access Person must review the information received by the Compliance Department relating to the personal transactions in any Covered Security (other than those personal transactions in Securities exempted under Section IV. of this Code).

     d) Each Access Person must complete the quarterly reporting requirements using TradeComply to:

i) confirm that all Covered Security transactions during the previous calendar quarter in all personal and household member accounts have been reported,

ii) confirm that all open account information, including names of brokers, banks and dealers, addresses and account numbers have been reported,

iii) notify the Compliance Department of any new accounts established with brokers, banks or dealers during the quarter and the date the account was established,

iv)   resolve any discrepancies with the Compliance Department, and
v)    record an electronic signature on TradeComply.

            Annual Reporting Requirements

e) On an annual basis and within 10 calendar days of a request of the Compliance Department, every Access Person is required to (1) certify that he or she has read the Code, and (2) acknowledge their understanding of and compliance with the Code, its requirements and Associated Procedures. At the same time, the Access Person must review a current list of securities held in the Access Person's account(s) as reported to the Compliance Department and:

i) review for accuracy all securities held in all personal and household member accounts, including the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership;

     ii) review for accuracy all open account information, including names of brokers, banks and dealers, addresses and account numbers;

iii)  resolve any discrepancies with the Compliance Department;
iv)   record an electronic signature on TradeComply.

            Exemption for Disinterested Directors

     f) A Disinterested Director is exempt from the "initial reporting requirements" and "annual reporting requirements". A Disinterested Director shall be exempt from the "quarterly reporting requirements" so long as, at the time of the personal transaction in the Covered Security, the Disinterested Director neither knew nor should have known that the Covered Security was purchased or sold by the Fund, or considered for purchase or sale.


III. Pre-Clearance Requirement

     a) Access Persons must preclear every purchase or sale of a Covered Security in which the Access Person has a beneficial interest (including transactions in pension or profit-sharing plans), in accordance with the Associated Procedures governing pre-clearance.

i)    Domestic securities must be precleared using TradeComply.

ii) Foreign securities must be precleared using TradeComply, and if approved, must also be precleared by the Head Trader or Senior Vice President in the Federated Global New York office, by submitting a completed "Personal Transaction Notification" form (see addendum) to the Head Trader or Senior Vice President in the Federated Global New York office.

iii) Access Persons without access to TradeComply must contact the Compliance Department for Forms to be used when submitting preclearance requests.


          b) Duration. Preclearance Approval remains in effect until the end of the following business day.

          c) Pre-clearance does not protect wrongdoing. Preclearance approval and the receipt of express prior preclearance approval does not exempt you from the prohibitions outlined in this Code.

          d) Options. When trading options, the Access Person must preclear the underlying security before entering into the option contract.

      e) Pre-clearance requirements do not apply to:

i)    Non-volitional purchases or sales.

ii) Dividend reinvestment plan; or automatic payroll deduction plan purchases that are either (a) made solely with the dividend proceeds, or (b) whereby an employee purchases securities issued by an employer.

iii) Exercise of rights to purchase and any sales of such rights issued by an issuer pro rata to all holders of a class of its Covered Securities, to the extent such rights were acquired from such issuer.

iv) Purchases and sales of an Index Security as determined by the Compliance Department.

v)    Gifts or charitable donations of a Covered Security.

vi) Purchases and sales of Covered Securities executed by a person deemed to be an Access Person solely by reason of his position as an Officer and/or Director or Trustee of the Fund. This exemption does not apply to those persons who are Officers and/or Directors of an Underwriter or Adviser.

vii) Purchases and sales of Covered Securities executed by a Disinterested Director.


IV.  Exempt Transactions

a) Purchases or sales of the following Securities are not subject to the Preclearance or Prohibitions and Restrictions sections of this Code:

i) direct obligations of the Government of the United States and U. S. Government Agencies.

ii)   bankers' acceptances;
iii)  bank certificates of deposit;
iv)   commercial paper;

     v)   high  quality  short-term  debt  instruments,   including   repurchase
          agreements; and

vi)   shares of registered open-end investment companies.


     b) Discretionary Accounts over which the Access Person has no direct or indirect influence or control are not subject to preclearance requirements or blackout periods, but retain the prohibition on IPOs specified in this Code and are subject to all reporting requirements.


V.  Prohibitions and Restrictions

      a) IPOs are Prohibited

               Access Persons may not acquire any Security in an initial public offering ("IPO"); with the exception that IPOs relating to securities of the employer of a spouse, when offered to all employees at the spouse's level, or the demutualization of insurance companies, banks or savings and loans are allowed.

      b) Private Placements Require Prior Compliance Approval

               Access Persons may acquire a Security in a private placement or other limited offering, only if they request and receive the express prior approval of the Compliance Department.

               If an Investment Person receives prior approval and acquires a Security in a private placement, the Investment Person must disclose this investment to the Chief Investment Officer (or his designee) before the Investment Person may participate in any subsequent consideration of any potential investment by the Fund in the issuer of that Security.

               Following a purchase by an Investment Person in an approved personal transaction, any purchase by the Fund of Securities issued by the same company (other than secondary market purchases of publicly traded Securities) will be subject to an independent review by the Compliance Department.

c)    Recommendation to Buy or Sell / Restricted List

               Research analysts covering, recommending or trading a Security in a model portfolio may not execute a personal transaction in that Covered Security within seven (7) days before or after a recommendation is made to "buy" or "sell" that security or it is added to the "restricted list" or the model portfolio trade occurs. This provision supersedes both the de minimis rule provided below and any prior preclearance.

               Other Investment Personnel not involved in recommending a security may not execute a personal transaction in a Covered Security within seven (7) calendar days after a recommendation is made to "buy" or "sell" that security or it is added to the "restricted list." This provision supersedes both the de minimis rule provided below and any prior preclearance.

               Other Access Persons are restricted from executing a personal transaction in any Covered Security for 24 hours after a recommendation is made to "buy" or "sell" that security or it is added to the "restricted list", subject to the de minimis rule, provided below, and prior preclearance.

d)    Fund Trades

               Portfolio managers of a Fund and research analysts covering or recommending a Covered Security are prohibited from purchasing or selling that Security within seven (7) days before or after the Fund purchases or sells that Security. This provision supersedes both the de minimis rule provided below and any prior preclearance.

               Investment Personnel not involved in recommending a security or ordering a trade in that security may not purchase or sell a Covered Security within seven (7) calendar days after the Fund purchases or sells the same Covered Security, subject to the de minimis rule provided below, and prior preclearance.

               Access Persons are restricted from executing a personal transaction in any Covered Security at any time during which the Fund has a pending "buy" or "sell" order for that Covered
               Security, until the Fund's orders are either executed or withdrawn, subject to the de minimis rule, provided below and prior preclearance.


e)    Prior Knowledge

               No Access Person may execute a personal transaction, directly or indirectly, in any Covered Security, and neither the de minimis rule provided below nor any prior preclearance will apply, when he or she knows, or should have known, that the Covered Security:

i)    is being considered for purchase or sale by the Fund; or
ii)   is being purchased or sold by the Fund.

      f) De Minimis Exceptions

            Unless otherwise specified, de minimis rules will apply, whereby:

i) blackout periods do not apply for a personal transaction of $10,000 or less in any large cap security (defined as companies with market capitalization equaling or exceeding $10 billion), and

ii) fund transactions of $100,000 or less in a security already held in the Fund portfolio will be excluded from "Fund trades" for purposes of prompting a blackout period.

iii) These de minimis provisions do not apply to specified investment personnel, as provided in Sections V(c) and V(d), above.

iv) De Minimis rules do not protect wrongdoing. Any purchase or sale by any Access Person undertaken in reliance on this provision remain subject to the prohibitions enumerated in this Code and the judgment of the Compliance Department, notwithstanding any other provisions of this Code.

      g) Serving on Boards of Directors

     All Investment Personnel are prohibited from serving on the boards of directors of any issuer of a Covered Security, absent express prior authorization from the Compliance Department. Authorization to serve on the board of such a company may be granted in instances where the Compliance Department determines that such board service would be consistent with the interests of the Investment Company and its shareholders. If prior approval to serve as a director of a company is granted, Investment Personnel have an affirmative duty to recuse themselves from participating in any deliberations by the Fund regarding possible investments in the securities issued by the company on whose board the Investment Personnel sit. (This shall not limit or restrict service on the Board of Federated Investors, Inc.)


     h) Every Access Person is prohibited, in connection with the purchase or sale, directly or indirectly, by the Access Person of a Security Held or to be Acquired by the Fund from:

            i.)   employing any device, scheme or artifice to defraud the Fund;

          ii.) making any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading;

     iii) engaging in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or

     iv)  engaging in any manipulative practice with respect to the Fund.

               Examples: Causing the Fund to purchase a Covered Security owned by the Access Person for the purpose of supporting or driving up the price of the Covered Security, and causing the Fund to refrain from selling a Covered Security in an attempt to protect the value of the Access Person's investment, such as an outstanding option.

     i)   Notwithstanding   the  other   restrictions  of  this  Code  to  which
          Disinterested Directors are subject, subparagraphs (a) through (d) of this Section V shall not apply to Disinterested Directors.


VI.   Prohibition on Giving / Receiving Gifts

     Every Access Person is prohibited from giving or receiving any gift, favor, preferential treatment, valuable consideration, or other thing of more than a de minimis value in any year to or from any person or entity from, to or through whom the Fund purchases or sells Securities, or an issuer of Securities. For purposes of this Code, "de minimis value" is equal to $100 or less. This prohibition shall not apply to:

     a) salaries, wages, fees or other compensation paid, or expenses paid or reimbursed, in the usual scope of an Access Person's employment responsibilities for the Access Person's employer;

     b) meals, refreshments or entertainment of reasonable value in the course of a meeting or other occasion, the purpose of which is to hold bona fide business discussions;

     c) advertising or promotional material of nominal value, such as pens, pencils, note pads, key chains, calendars and similar items;

     d) the acceptance of gifts, meals, refreshments, or entertainment of reasonable value that are related to commonly recognized events or occasions, such as a promotion, new job or recognized holiday; or

     e) the acceptance of awards, from an employer to an employee, for recognition of service and accomplishment.

VII. Sanctions

     a) The Compliance Department will review personal trading activity and trading records to identify possible violations, including:

i)    delay in reporting individual investments or investment accounts
ii)   failure to report individual investments or investment accounts
iii)  filing false or incomplete reports
iv)   failure to preclear individual trades
v)    executing trades that violate provisions of this Code
vi)   failure to comply with the receipt of gifts provision

          Violations noted will be identified as being technical, substantive or material.

     b) Upon determining that a violation of this Code or its Associated Procedures has occurred, the Compliance Department may take such actions or impose such sanctions, if any, as it deems appropriate, including, but not limited to:

            i)  a letter of censure;

            ii) suspension;

            iii)  a fine, either nominal or substantial;

            iv) the unwinding of trades;

            v)  the disgorging of profits; or

     vi)  the recommendation that the employment of the violator be terminated.

     c) Sanctions listed above may be assessed individually or in combination. Prior violations of the Access Person and the degree of responsibility exercised by the Access Person will be taken into consideration in the assessment of sanctions.

     (In instances where a member of the Access Person's household commits the violation, any sanction will be imposed on the Access Person.)

     d) Violations of Investment Personnel and proposed sanctions will be reported to the responsible Chief Investment Officer and/or Manager. Violations of other Access Persons and the proposed sanction will be reported to the General Counsel and Director of Audit of Federated Investors, Inc.

     e) All substantive or material violations of this Code, any sanctions imposed with respect thereto, any patterns or trends noted and any difficulties in administration of the Code shall be reported to Senior Management and to the Board of Directors of the Fund, or its Audit Committee, at least annually.

VIII. Definitions

      a) The "1940 Act" means the Investment Company Act of 1940, as amended.

     b) "Access Person" means any person who participates in or who, in connection with his or her duties, obtains any information concerning recommendations on Covered Securities being made by the investment adviser to any Fund. It includes a director, trustee, officer, managing general partner, general partner, or Advisory Person of a Fund, of the Underwriter, and of the Adviser and all family members permanently residing in the same household. (If non-family members also reside in the household, the Access Person must either declare that the Access Person has no influence on the investment decisions of the other party or the Access Person must report the party as an Access Person.).

     c) "Adviser" means any registered investment adviser that is an affiliate or subsidiary of Federated Investors, Inc.

     d) "Advisory Person" means (i) any employee of the Underwriter, of the Adviser or of any company in a control relationship to the Underwriter (which would include any operating company that is an affiliate or a subsidiary of Federated Investors, Inc.), who, in connection with the employee's regular functions or duties, makes, participates in, or obtains information regarding the purchases or sales of a Covered Security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a Covered Security.

     e) "Associated Procedures" means those policies, procedures and/or statements that have been adopted by the Underwriter, the Adviser or the Fund, and which are designed to supplement this Code and its provisions.

     f) "Beneficial Ownership" will be attributed to an Access Person in all instances where the Access Person (i) possesses the ability to purchase or sell the Covered Securities (or the ability to direct the disposition of the Covered Securities); (ii) possesses voting power (including the power to vote or to direct the voting) over such Covered Securities; or (iii) receives any benefits substantially equivalent to those of ownership. Beneficial ownership shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16a-1(a)(2) of the Securities Exchange Act of 1934, and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all Covered Securities which an Access Person has or acquires.

     g) "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the 1940 Act.

     h) "Covered Security" shall include any Security, or interest in a Security, not expressly excluded by provisions of this Code of Ethics, including without limitation: equity and debt securities; derivative securities, including options on and warrants to purchase equity or debt securities; shares of closed-end investment companies; investments in unit investment trusts; and any related instruments and securities. For purposes of reporting, "Covered Security" shall include futures, swaps and other derivative contracts.

     "Covered Security" shall not include: direct obligations of the Government of the United States or U. S. Government Agencies (regardless of their maturities); bankers' acceptances; bank certificates of deposit; commercial paper; high quality short-term debt instruments, including repurchase agreements; and shares of registered open-end investment companies.

     i) "Disinterested Director" means a director, trustee, or managing general partner of the Fund who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

     j) "Fund" means each investment company registered under the 1940 Act (and any series or portfolios of such company) and any other account advised by an Adviser.

     k) "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

     l) "Investment Person" or "Investment Personnel" include: individuals with direct responsibility and authority to make investment decisions affecting the Fund (such as portfolio managers and chief investment officers) and individuals who provide information and advice to such portfolio managers (such as securities analysts); and those who assist in executing investment decisions for the Fund (such as traders) and their related staff members.

     m) "Private Placement" or "limited offering" means an offering that is exempt from registration under Section 4(2) or Section 4(6) of the Securities Act of 1933 or pursuant to rule 504, rule 505 or rule 506 under the Securities Act of 1933.

     n) "Purchase or Sale of a Covered Security" includes, inter alia, the writing of an option, future or other derivative contract to purchase or sell a Covered Security.

     o)   "Security"  has the meaning set forth in Section  2(a)(36) of the 1940
          Act.

     p) "Underwriter" means any registered broker-dealer that is an affiliate or subsidiary of Federated Investors, Inc.




                                          Addendum

                                       ACCESS PERSONS
                                         PROCEDURES

Process

Preclearance Approval Using TradeComply

     a) An Access Person (defined to include all members of the Access Person's household) who wishes to effect a personal securities transaction, whether a purchase, sale, or other disposition, must preclear the Covered Security in TradeComply prior to engaging in the transaction. [Because TradeComply does not include securities being contemplated for purchase by the Federated Global Management portfolio managers, Access Persons executing transactions in foreign securities must complete additional preclearance steps. See "Preclearing Foreign Securities".]

     b) When trading options, the Access Person must preclear the underlying security before entering into the option contract.

     c) Based on established criteria, TradeComply determines whether the contemplated transaction should be permitted. The primary criteria applied is whether the Covered Security is on the Federated Equity Restricted List or Open Order lists, or whether the Covered Security was traded by any of the Federated advised funds (fund trade information is updated nightly in TradeComply).

     d)   Approval is either granted or denied immediately in TradeComply.

     e) If approval is denied, the contemplated personal transaction in that Covered Security is prohibited until prior approval is subsequently granted upon request in TradeComply.

     f) If approval is granted, the Access Person is free to effect the personal transaction in that Covered Security until the end of the next trading day only. In this regard, open orders extending beyond the next trading day (good till cancel) must be resubmitted for approval in TradeComply to comply with the Code.

     g) All trade requests and their dispositions are maintained in TradeComply and reviewed by the Compliance Department in conjunction with other information provided by Access Persons in accordance with the Code.

     h) The Compliance Department reviews all exceptions generated by TradeComply after fund trades and personal trades have been compared and determines the appropriate action to be taken to resolve each exception.

Preclearing Foreign Securities

     a) All access persons wishing to execute a personal trade in a foreign security must first preclear the security in TradeComply. TradeComply will approve or deny the preclearance request based on its knowledge of any fund activity in the security as well as the access person's trading restrictions as defined by their assigned compliance group. If the preclearance request in TradeComply is denied, then the personal trade may not be executed. If, however, the preclearance request in TradeComply is approved, then the access person must obtain a second preclearance approval from the Federated Global trading desk prior to executing the personal trade.

     b) The Head Trader or Senior Vice President in the New York office will be responsible for granting or denying approval to the second preclearance request. If approval is granted, then the access person may execute the personal trade. If, however, approval is denied then the personal trade may not be executed (notwithstanding the first approval granted in TradeComply.)

     c)   If  approval  is  granted,   the   following   "Personal   Transaction
          Notification" form must be completed so that the Head Trader can maintain a record of all preclearance requests.

     d) The Head Trader sends a copy of any completed forms, whether approval was granted or denied, to the Compliance Department.

     If extraordinary circumstances exist, an appeal may be directed to the Chief Compliance Officer , Brian Bouda at (412) 288-8634. Appeals are solely within the discretion of the Chief Compliance Officer.






                                          Addendum

                             PERSONAL TRANSACTION NOTIFICATION


I, intend to buy/sell shares of for my personal account or an account for which I have discretion. I am aware of no conflict this transaction may pose with any mutual fund managed by Federated Investors or Federated Global Research.


                                Signed by:

                                Date:

                                Acknowledged by:
                                (Head Trader or Sr. VP)



                                   COMPLIANCE DEPARTMENT
                                         PROCEDURES

Preclearance

Preclearance approval and a statement that the Access Person was not aware of any consideration by research analysts or fund portfolio managers of a security for a fund trade or an actual anticipated transaction, shall be conclusive for purposes of reviewing a personal transaction, unless additional facts or a preponderance of circumstances suggest otherwise. This conclusive presumption does not apply to research analysts covering or recommending a Covered Security involved in a fund trade or portfolio managers of a fund making a trade in that security.

Initial Reporting Process

1. A member of the Compliance Department meets with each new Access Person and reviews the Code of Ethics, the Insider Trading Policy and the procedures for preclearing personal securities transactions through TradeComply.

2. The Access Person is required to complete the "Certification and Acknowledgment Form" to acknowledge his/her understanding of the Code of Ethics and return it to the designated Compliance Assistant within ten (10) calendar days.

3. In addition, the Access Person is required to complete the "Personal Security Portfolio Form" which includes the following information:

     a) the full name, description, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person; and

     b) the name and address of any broker, dealer or bank maintaining an account in which any Securities are held.

4. A separate form must be completed for the Access Person and all household members as defined in Section VIII(b) of the Code. The signed form(s) must be returned to the Compliance Department within ten (10) calendar days.

5. A member of the Compliance Department inputs current portfolio holdings information into TradeComply as "initial" holdings.

6. The Compliance Department notifies each broker, dealer or bank that duplicate confirmations and statements for the Access Person and household members, if applicable, must be sent to Brian P. Bouda, Chief Compliance Officer, effective immediately.






Quarterly Reporting Process

1. On the first business day after each calendar quarter end, the Compliance Assistant sends an e-mail to each Access Person giving step-by-step instructions on how to complete the quarterly reporting requirements using TradeComply.

2. Within ten (10) calendar days of the quarter end, the Access Person is required to:

     a) review for accuracy all Covered Security transactions recorded during the previous calendar quarter in all personal and household member accounts;

     b) review all open account information, including names of brokers, banks and dealers, addresses and account numbers;

     c) notify the Compliance Department of any new accounts established with brokers, banks or dealers during the quarter and the date the account was established;

      d)    resolve any discrepancies with the Compliance Department;

      e)    record an electronic signature on TradeComply.

3.   Lisa  Ling,  Compliance  Officer,  reviews  Covered  Security  transactions executed by any Access Person during the calendar quarter periodically throughout the quarter using the Compliance Monitor function in TradeComply.

4. The Compliance Department issues memos to each Access Person if any transactions he or she has executed during the quarter have been deemed to be either exceptions to or violations of the Code's requirements.

5. Based on the activity and the responses to the memos, the Compliance Department may impose any of the sanctions identified in Section VII.


Annual Reporting Process

1. At least annually, the Compliance Department requires that each Access Person read the Code and certify and acknowledge his/her understanding of the Code and its requirements.

2. This re-certification is required to be completed within ten (10) calendar days of the request. The Compliance Department monitors compliance with this requirement through the electronic signatures on TradeComply.

3. At the same time, the Compliance Department provides each Access Person with a current list of securities held in the Access Person's account(s) on TradeComply.

4. Within ten (10) calendar days of the request, the Access Person is required to:

     a) review for accuracy all securities held in all personal and household member accounts, including the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership;

     b) review all open account information, including names of brokers, banks and dealers, addresses and account numbers;

      c)    resolve any discrepancies with the Compliance Department;

      d)    record an electronic signature on TradeComply.

Reporting to the Board of Directors

1. Each quarter, the Compliance Department will provide reports of any substantive or material violations of the Code to the Board of Directors Audit Committee. The Compliance Department will also report any difficulties in administration of the Code and any trends or patterns of personal securities trading which are deemed by the Compliance Department to be violations of the Code.

2. The Compliance Department provides the Board with the name of the Access Person; the type of violation; the details of the transaction(s); and the types of sanctions imposed, if any.

Record keeping Requirements

The  Compliance   Department  maintains  the  following  books  and  records  in
TradeComply for a period no less than six (6) calendar years:

      a)    a copy of the Code of Ethics;

     b) a record of any violation of the Code of Ethics and any action taken as a result of the violation;

     c) a copy of each report made by an Access Person, including initial, quarterly and annual reporting;

     d)   a record of all Access Persons (current and for the past five years);

     e)   a record of persons responsible for reviewing reports; and

     f) a copy of any supporting documentation used in making decisions regarding action taken by the Compliance Department with respect to personal securities trading.

                                           BROWN
                                          BROTHERS
                                          HARRIMAN

                            STATEMENT OF ADDITIONAL INFORMATION

                           BBH INFLATION-INDEXED SECURITIES FUND

                        40 Water Street, Boston, Massachusetts 02109
                                       Class N shares
                                       Class I shares
                                       Class A shares

     BBH Inflation-Indexed Securities Fund (the "Inflation-Indexed Securities Fund" or the "Fund") is a separate series of BBH Fund, Inc. (the "Corporation"), and is a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers three classes of shares designated as Class N shares, Class I shares and Class A shares, respectively. The Corporation is a Maryland corporation organized on July 16, 1990. The Inflation-Indexed Securities Fund is designed to enable investors to be invested in a portfolio of securities that are structured to provide protection against inflation. The Inflation-Indexed Securities Fund's investment objective is to provide investors with a high level of current income consistent with minimizing price fluctuations in NAV and maintaining liquidity. There can be no assurance that the investment objective of the Fund will be achieved.

     The Annual Report of the Fund October 31, 2002 has been filed with the Securities and Exchange Commission ("SEC") pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

     Brown Brothers Harriman & Co. ("Brown Brothers Harriman") is the investment adviser (the "Investment Adviser") to the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated February 28, 2002 (Class N shares and Class I shares) and December 31, 2002 (Class A shares), a copy of which may be obtained from the Corporation at the address noted above. The date of this Statement of Additional Information is December 31, 2002.


                                     Table of Contents

                                                                        Page

Investments . . . . . . . . . .
         Investment Objective and Policies  . . . . . . . . .
         Investment Restrictions  . . . . . . . . . . . . . .
Management . . . . . . . .
         Board of Directors . . . . . . . . . . . . . . .
         Code of Ethics . . . . . . . .
         Investment Adviser . . . . . . . . . . . . . . . . .
         Administrator  . . . . . . . . . . . . . . . . . . .
         Distributor  . . . . . . . . . . . . . . . . . . . .
         Shareholder Servicing Agent . . . . . . .
         Financial Intermediaries . . . . . . .
         Eligible Institutions . . . . . .
         Expense Payment Agreement
         Custodian, Transfer and Dividend Disbursing Agent
         Independent Auditors
Net Asset Value  . . . . . . . . . . . . .
Computation of Performance . . . . . . . . . . . . .
Purchases and Redemptions
Federal Taxes  . . . . . . . . . . . . . . . . . . .
Description of Shares  . . . . . . . . . . . . . . .
Portfolio Brokerage Transactions . . . . . . . . . . . . . . .
Note Ratings . . . . . . . . . . . . . . . . . . . .
Additional Information . . . . . . . . . . . . . . .
Financial Statements . . . . . . . . . . . . . . . .


                                        INVESTMENTS

                             INVESTMENT OBJECTIVE AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

     The U.S. Treasury has issued Inflation-Indexed Securities ("IIS") as five-year, ten-year and thirty-year maturities. The U.S. Treasury has announced its intention to issue additional securities with a term to maturity as long as 30 years. U.S. Government agencies, foreign governments and corporate issuers have also issued these types of securities. IIS may be "stripped" of their interest and principal components and purchased as separate instruments.

     U.S. Treasury IIS provide for semi-annual payments of interest and a payment of principal at maturity. Each interest payment will be adjusted up or down to take into account any inflation or deflation that occurs between the issue date of the security and the interest payment date. The principal amount of a U.S. Treasury IIS will be adjusted up at maturity to take into account the inflation that occurred between the issue date of the security and its maturity date. The repayment of principal will never be less than the original face or par amount of the security at issuance. All inflation adjustments will be based on changes in the non-seasonally adjusted U.S. City Averages All Items Consumer Price Index for All Urban Consumers, which is published monthly by the index as reported for the third preceding month. Each semi-annual payment of interest will be determined by multiplying a single fixed semi-annual payment of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with the changes in the adjusted principal of the security. These securities trade for purchases and sales with a daily inflation adjustment to their par amount.

     The inflation adjustment and the coupon interest on recently issued IIS result in a yield that approximates the nominal yield available on similar maturity U.S. Treasury securities, however this may or may not be true in the future depending on the market's projection of future inflation rates versus current inflation rates.

     The calculation of the inflation index ratio for IIS issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increase the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security's maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. Additionally, there is disagreement among financial market professionals as to whether the Consumer Price Index actually reflects the true rate of inflation. If the market perceives that the adjustment mechanism of the IIS does not accurately adjust for inflation, the value of the IIS could be adversely affected. In the event of sustained deflation, the amount of the semi-annual interest payments, the inflation-adjusted principal of the security and the value of any stripped components will decrease.

     The Investment Adviser currently believes that the market for IIS will be sufficient to permit the Fund to pursue its investment objective. However, should the market for IIS issued by the U.S. Treasury and other issuers prove less active than anticipated by the Investment Adviser, the Investment Adviser is authorized to treat such an environment as an abnormal market condition. This means that the Investment Adviser may purchase other types of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, in excess of 35% of the Fund's total assets.

     In response to adverse market, economic, political or other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with the Fund's investment objective and principal investment strategies of the Fund. Such investments may prevent the Fund from achieving its investment objective.

                                     Equity Investments

     Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.


                                     Hedging Strategies

     Options on Fixed Income Securities. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on fixed income securities may be purchased for the Fund. Also subject to applicable laws and regulations and as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, but also to enhance the income of the Fund, options on fixed income securities may be written for the Fund. A call option on fixed income securities gives the purchaser of the option the right to buy the underlying securities at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying securities at a fixed price at any time during the option period. To liquidate a put or call option position, a closing sale transaction may be made at any time prior to the expiration of the option which involves selling the option previously purchased.

     The effectiveness of purchasing options on fixed income securities as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the fixed income securities selected. The value of these options  depends  upon  future  movements  in the  level  of  interest  rates as reflected in the price of the underlying fixed income securities before the expiration of the option. Accordingly, the successful use of options on fixed income securities for the Fund is subject to the Investment Adviser's ability to select appropriate underlying fixed income securities and to predict future interest rate movements over the short term in the overall market. Brokerage costs are incurred in the purchase of options on fixed income securities and the incorrect choice of underlying fixed income securities or an incorrect assessment of future interest rate movements may result in poorer overall performance than if such an option had not been purchased.

     The Corporation intends to write (sell) covered put and call options on optionable fixed income securities on behalf of the Fund. Call options written by the Corporation give the holder the right to buy the underlying securities during the term of the option at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund during the term of the option at a stated exercise price. Call options are covered, for example, when the Fund owns the underlying securities, and put options are covered, for example, when the Fund has established a segregated account of cash and U.S. Government securities which can be liquidated promptly to satisfy any obligation to purchase the underlying securities. The Corporation may also write straddles (combinations of puts and calls on the same underlying security) on behalf of the Fund.

     The Fund receives a premium from writing a put or call option, which increases the Fund"s gross income in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. By writing a call option, the Corporation limits the opportunity of the Fund to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Corporation assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

     The Corporation may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for the Corporation to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Corporation's portfolio strategies.

     Futures Contracts on Fixed Income Securities. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on fixed income securities ("Futures Contracts") may be entered into for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. For the same purpose, put and call options on interest rate futures contracts may be entered into for the Fund.

     In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enters into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

     Futures Contracts are used to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

     In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund would rise in value by an amount which approximately offsets the decline in value of the portion of the investment that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

     The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the fixed income securities selected. The value of a Futures Contract depends upon future movements in the price of the fixed income securities before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts for the Fund is subject to the Investment Adviser's ability both to select appropriate fixed income securities and to predict future price movements over the short term in those securities. The incorrect choice of fixed income securities or an incorrect assessment of future price movements over the short term in those securities may result in poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

     When the Fund enters into a Futures Contract, it may be initially required to deposit with the custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash, U.S. Government securities or other high grade short-term obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

     Currently, interest rate Futures Contracts can be purchased on debt securities such as U.S. Treasury bills and bonds, U.S. Treasury notes with maturities between 61/2 to 10 years, GNMA certificates and bank certificates of deposit. As a purchaser of an interest rate Futures Contract, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of an interest rate Futures Contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

     Another risk which may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in prevailing interest rates against which the Fund seeks a hedge. An interest rate correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

     Over-the-counter (OTC) options purchased are treated as not readily marketable.

                                 Forward Exchange Contracts

     Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

     While the Portfolio may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

     The Investment Adviser, on behalf of the Fund, enters into forward foreign exchange contracts in order to protect the dollar value of all investments in IIS denominated in foreign currencies. The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

                               Loans of Portfolio Securities

     Loans  up to 30% of the  total  value  of the  securities  of the  Fund are permitted. Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. By lending securities, the Fund's income can be increased by its continuing to receive income on the loaned securities as well as by the opportunity to receive income on the collateral. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Corporation in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to Brown Brothers Harriman or to any affiliate of the Corporation or Brown Brothers Harriman.

                        When-Issued and Delayed Delivery Securities

     Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities are reflected each day in determining the Fund's NAV. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

                                 U.S. Government Securities

     Assets of the Fund may be invested in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities which are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association (FNMA) and the U.S. Postal Service, each of which has a limited right to borrow from the U.S. Treasury to meet its obligations, and securities of the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC) and the Student Loan Marketing Association, the obligations of each of which may be satisfied only by the individual credit of the issuing agency. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through securities of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. Government securities.

                                 Mortgage-Backed Securities

     Assets of the Fund also include mortgage-backed securities (MBS) which are issued by, or are collateralized by securities guaranteed by, the U.S. Government, its agencies or instrumentalities. These securities represent an undivided interest in a pool of residential mortgages. These securities, including those issued by GNMA, FNMA and FHLMC, provide investors with payments consisting of both interest and principal as the mortgages in the underlying pools are repaid. Unlike conventional bonds, MBS pay back principal over the life of the MBS rather than at maturity. Thus, a holder of the MBS, such as the Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal prepayments representing payments on the underlying mortgages. At the time the Fund reinvests the scheduled principal payments and any unscheduled prepayment of principal that it receives, the Fund may receive a rate of interest which is higher or lower than the rate of interest paid on the existing MBS, thus affecting the yield of the Fund. Asset-Backed Securities Asset-backed securities represent interests in pools of loans (generally unrelated to mortgage loans). Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

                                      Bank Obligations

     Assets of the Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit, fixed time deposits and bankers acceptances of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Board of Directors. See "Corporate Bond and Commercial Paper Ratings" in the Statement of Additional Information. There is no percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of Brown Brothers Harriman, the Administrator, the Distributor, or in the obligations of the affiliates of any such organization or in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits.

                                   Repurchase Agreements

     Repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which the seller (the Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. Payment for such securities is made for the Fund only upon physical delivery or evidence of book entry transfer to the account of Brown Brothers Harriman, the Fund's Custodian. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

                               Reverse Repurchase Agreements

     Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which the Corporation agrees for the Fund to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund. Proceeds of borrowings under reverse repurchase agreements is invested for the Fund. This is the speculative factor known as leverage. If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement may not be entered into for the Fund if, as a result, more than one-third of the market value of the Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, would be engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund"s obligations created by reverse repurchase agreements will be reduced within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of the Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund's purchase obligations under its reverse repurchase agreements. Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

                                  INVESTMENT RESTRICTIONS

     The Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information".)

     Except that the Corporation may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Corporation, with respect to the Fund, may not:

     (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or, reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

     (2) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or the purchase, ownership, holding, sale or writing of options;

     (3) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;

     (4) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets is invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph (5) below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;

     (5) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

     (6) enter into reverse repurchase agreements which, including any borrowings described in paragraph (1), exceed, in the aggregate, one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;

     (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

     (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

     (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% o its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures or option contracts shall not be subject to this restriction;

     (10) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

     (11) invest more than 5% of its total assets in the securities or obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities); provided, however, that up to 25% of its total assets may be invested without regard to this restriction;

     (12) purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

     The Fund is classified as diversified for purposes of the 1940 Act, which means that at least 75% of the total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the Fund's total assets. The Fund does not purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

     Non-Fundamental Restrictions. The Fund may not as a matter of operating policy (except that the Corporation may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective , policies and restrictions as the Fund): (i) purchase securities of a investment company if such purchase at the time thereof would cause more than 10% of its total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for it; (ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; or (iii) invest less than 80% of the value of the total assets of the Fund in securities that are structured to provide protection against inflation. These policies are non-fundamental and may be changed without shareholder approval.

     Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.



                                         MANAGEMENT

      Information pertaining to the Directors and executive officers of the Corporation is set forth below.

--------------------------------------------------------------------------------------------
Name, Address,     Position(s)   Term of     Principal            Number of    Other
and Age            Held with     Office#     Occupation(s)        Funds in     Directorships
                   Corporation   and Length  During Past 5 Years  Fund         Held by
                                 of Time                          Complex      Director
                                 Served                           Overseen by
                                                                  Director^
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
"Interested"
Directors:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since 1990  Managing Director,   12           None
Jr.* (aged 63) -   the Board                 Chairman and Chief
Shields &          and Director              Executive Officer
Company, 140                                 of Shields &
Broadway, New                                Company (registered
York, NY 10005                               broker-dealer and
                                             member of New York
                                             Stock Exchange);
                                             Chairman of Capital
                                             Management
                                             Associates, Inc.
                                             (registered
                                             investment
                                             adviser); Vice
                                             Chairman and
                                             Trustee of New York
                                             Racing Association;
                                             Director of Flowers
                                             Industries, Inc.
                                             (diversified food
                                             company).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
"Independent"
Directors: **
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Eugene P. Beard    Director      Since 1993  Vice Chairman -      12           Director of
(aged 66) - the                              Finance/Operations                Old
Interpublic Group                            and CFO (May 1995 -               Westbury
of Companies,                                February 2000) and                Funds (5)
Inc., 20 Marshall                            Special Advisor
Street, Suite                                (March 2000 -
210, S. Norwalk,                             Present), The
CT 06854                                     Interpublic Group
                                             of Companies, Inc.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Richard Carpenter  Director      Since 1999  Retired; Director    12           None
(aged 68) - 10820                            of Investments,
North La Quinta                              Pennsylvania Public
Drive, Tucson, AZ                            School Employees'
85737                                        Retirement System
                                             (until December
                                             1997).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Clifford A. Clark  Director      Since 1999  Retired.             12           None
(aged 71) - 42
Clowes Drive,
Falmouth, MA 02540
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
David P. Felman    Director      Since 1990  Retired; Chairman    12           Director of
(aged 62) - 3                                and CEO of AT&T                   Dreyfus
Tall Oaks Drive,                             Investment                        Mutual
Warren, NJ 07059                             Management                        Funds (59
                                             Corporation (until                Funds)
                                             May 1997); Director
                                             of Jeffrey Co.
                                             (1992 to present);
                                             Director of QMED
                                             (1999 to present).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
J. Angus Ivory     Director      Since 1999  Retired; Director    12           None
(aged 69) -                                  of Brown Brothers
Greenway Farm,                               Harriman Ltd.
Tockenham,                                   (subsidiary of
Swindon,                                     Brown Brothers
Wiltshire, SN4                               Harriman & Co.)
7PP England                                  (until December
                                             2001); Director of
                                             Old Daily Equity
                                             Fund Saddlery (1992
                                             to present);
                                             Advisor, RAF
                                             Central Fund (1992
                                             to present).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Alan G. Lowy       Director      Since 1993  Private Investor.    12           None
(aged 62) - 4111
Clear Valley
Drive, Encino, CA
91436
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Arthur D.          Director      Since 1992  Retired; Executive   12           None
Miltenberger                                 Vice President and
(aged 63) -                                  Chief Financial
Richard K. Mellon                            Officer of Richard
& Sons, P.O. Box                             K. Mellon and Sons
RKM, Ligonier, PA                            (private
15658                                        foundation  until
                                             June 1998); Vice
                                             President and
                                             Treasurer of
                                             Richard King Mellon
                                             Foundation (until
                                             June 1998);
                                             Trustee, R.K.
                                             Mellon Family
                                             Trusts (since
                                             1981); General
                                             Partner, Mellon
                                             Family Investment
                                             Company IV, V and
                                             VI; Director of
                                             Aerostructures
                                             Corporation
                                             (aircraft
                                             manufacturer)
                                             (since 1996).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Timothy J.         President     Since 2002  President of BBH     N/A          N/A
Connelly (aged                               Common Settlement
43) - 59 Wall                                Fund, Inc., BBH
Street, New York,                            Common Settlement
NY 10005                                     Fund II, Inc., BBH
                                             Fund, Inc. and the
                                             BBH Portfolios
                                             (since August
                                             2002); Partner
                                             (since January
                                             2001) and Managing
                                             Director (since
                                             October 1996) of
                                             Brown Brothers
                                             Harriman & Co.
                                             ("BBH & Co.")
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Michael D.         Vice          Since 2002  Vice President,
Martins (aged 36)  President,                Treasurer,
- 59 Wall Street,  Treasurer,                Principal
New York, NY 10005 Principal                 Accounting Officer,
                   Accounting                Principal Financial
                   Officer and               Officer and
                   Principal                 Principal Financial
                   Financial                 Officer of BBH
                   Officer                   Common Settlement
                                             Fund, Inc., BBH
                                             Common Settlement
                                             Fund II, Inc., BBH
                                             Fund, Inc. and the
                                             BBH Portfolios
                                             (since August
                                             2002); Vice
                                             President (since
                                             April 2002) and
                                             Assistant Vice
                                             President (since
                                             December 1996) of
                                             BBH & Co.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since 2002  Secretary of BBH     N/A          N/A
(aged 49) - 1001                             Common Settlement
Liberty Avenue,                              Fund, Inc., BBH
Pittsburgh, PA                               Common Settlement
15222-3779                                   Fund II, Inc., BBH
                                             Fund, Inc. and the
                                             BBH Portfolios
                                             (since August
                                             2002); Counsel,
                                             ReedSmith, LLP
                                             (since October
                                             2002); Corporate
                                             Counsel January
                                             1997 to September
                                             2002 and Vice
                                             President January
                                             1999 to September
                                             2002 of Federated
                                             Services Company.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Peter J. Germain   Vice          Since 2002  Vice President of    N/A          N/A
(aged 43) - 1001   President                 BBH Common
Liberty Avenue,                              Settlement Fund,
Pittsburgh, PA                               Inc., BBH Common
15222-3779                                   Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             Portfolios (since
                                             August 2002);
                                             Senior Vice
                                             President,
                                             Federated Services
                                             Company (since
                                             November 1997).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since 2002  Vice President of    N/A          N/A
(aged 42) - 1001   President                 BBH Common
Liberty Avenue,                              Settlement Fund,
Pittsburgh, PA                               Inc., BBH Common
15222-3779                                   Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             Portfolios (since
                                             August 2002); Vice
                                             President of
                                             Federated Services
                                             Company (since
                                             November 1997).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Victor Siclari     Assistant     Since 2002  Assistant Secretary  N/A          N/A
(aged 39) - 1001   Secretary                 of BBH Common
Liberty Avenue,                              Settlement Fund,
Pittsburgh, PA                               Inc., BBH Common
15222-3779                                   Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             Portfolios (since
                                             August 2002);
                                             Partner, ReedSmith,
                                             LLP (since October
                                             2002); Vice
                                             President (March
                                             1996 to September
                                             2002) and Senior
                                             Corporate Counsel
                                             (July 1998 to
                                             September 2002) of
                                             Federated
                                             Investors, Inc.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Nancy D. Osborn    Assistant     Since 2002  Assistant Secretary  N/A          N/A
(aged 36) - 59     Secretary                 of BBH Common
Wall Street, New                             Settlement Fund,
York, NY 10005                               Inc., BBH Common
                                             Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             Portfolios (since
                                             August 2002);
                                             Associate, BBH &
                                             Co. (since April
                                             1996).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since 2002  Assistant Treasurer  N/A          N/A
(age 37) - 59      Treasurer                 of BBH Common
Wall Street, New                             Settlement Fund,
York, NY 10005                               Inc., BBH Common
                                             Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             Portfolios (since
                                             August 2002);
                                             Assistant Vice
                                             President (since
                                             September 2001),
                                             Associate
                                             (September
                                             2000-August 2001)
                                             and Senior Analyst
                                             (June 1999 - August
                                             2000) of BBH & Co.;
                                             Manager, Fund
                                             Administration,
                                             State Street Bank
                                             and Trust Company
                                             (June 1997 - May
                                             1999).
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Gregory Lomakin    Assistant     Since 2002  Assistant Treasurer  N/A          N/A
(aged 37) - 59     Treasurer                 of BBH Common
Wall Street, New                             Settlement Fund,
York, NY 10005                               Inc., BBH Common
                                             Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             Portfolios (since
                                             August 2002);
                                             Assistant Vice
                                             President (since
                                             September 2001),
                                             and Associate (May
                                             1992-April 1998).
--------------------------------------------------------------------------------------------



     # Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors to remove any officer in accordance with the Corporation's By-laws).

     ^ The Fund Complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH International Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The Corporation, which has eight series (including the
Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

     * Mr. Shields is an "interested person" of the Corporation because of his affiliation with a registered broker-dealer.

** As defined under "Board of Directors" below.

BOARD OF DIRECTORS

     The Corporation's Directors, in addition to supervising the actions of the Corporation's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Corporation. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Directors of the Corporation who are not "interested persons" thereof (as defined in the 1940 Act) (the "Independent Directors") review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Independent Directors are assisted in this process by independent legal counsel.

     The Independent Directors serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls. The Audit Committee held four meetings during the last fiscal year.

     Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee held five meetings during the last fiscal year.

                          Director Equity Ownership As Of 12/31/02

---------------------------------------------------------------------------
Name of Director          Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Director
                                                   in Family of
                                                   Investment Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. beard           None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          None                     $10,001-$50,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Clifford A. Clark         None                     $50,001-$100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
J. Angus Ivory            None                     None
---------------------------------------------------------------------------

     As of January 31, 2002, the Directors and officers of the Corporation as a group owned beneficially less than 1% of the outstanding shares of the Corporation, and to the knowledge of the Corporation, no person owned beneficially more than 5% of the outstanding shares of the Fund except as set forth below:

         [[Insert information regarding 5%+ shareholders.]]

     As of December 31, 2002, the partners of Brown Brothers Harriman, together with their immediate family members, owned less than 1% of Class N shares and Class I shares of the Fund. Brown Brothers Harriman and its affiliates separately have investment discretion with respect to an additional ___________% of the Class N shares and Class I shares of the Fund, as to which shares Brown Brothers Harriman disclaims beneficial ownership.

COMPENSATION

     Each Director of the Corporation receives a base annual fee of $15,000 (except the Chairman who receives a base annual fee of $20,000) and such base annual fee is allocated among all series of the Corporation and BBH Trust, respectively, and each active BBH HubSM Portfolio (in each case, based upon their respective net assets). Members of the Valuation Committee (Mssrs. Feldman, Carpenter and Shields) receive and additional $2,000 per year. In addition, each series of the Corporation and BBH Trust, and each such Portfolio that has commenced operations, pays an annual fee to each Director of $1,000.

                    Director Compensation For Fiscal Year Ended 10/31/02

---------------------------------------------------------------------------
Name of         Aggregate      Pension or     Estimated      Total
Person,         Compensation   Retirement     Annual         Compensation
Position        from Fund      Benefits       Benefits upon  from Fund
                               Accrued as     Retirement     Complex^
                               Part of Fund                  paid to
                               Expenses                      Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Joseph V.       $1,178         None           None           $40,250
Shields, Jr.,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P.       $1,134         None           None           $35,250
Beard, Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L.      $1,134         None           None           $35,250
Carpenter,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Clifford A.     $1,134         None           None           $35,250
Clark, Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P.        $1,134         None           None           $35,250
Feldman,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
J. Angus        $1,134         None           None           $35,250
Ivory, Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy,   $1,134         None           None           $35,250
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D.       $1,134         None           None           $35,250
Miltenberger,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David M.        $553           None           None           $17,250
Seitzman,
Director
Emeritus**
---------------------------------------------------------------------------

^  See corresponding note to "Directors" table, above.

** As of May 26, 2001.

     Because of the services rendered to the Corporation by the Investment Adviser and the Administrator, the Corporation requires no employees other than its officers, and the officers receive no compensation from the Corporation or the Fund.

CODE OF ETHICS

     The Corporation, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Corporation, the Investment Adviser and the Distributor are on file with the SEC.

INVESTMENT ADVISER

     Under an Investment Advisory Agreement with the Corporation, subject to the general supervision of the Corporation's Directors and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund , and to manage, generally, the investments of the Fund.

     The Investment Advisory Agreement between Brown Brothers Harriman and the Corporation is dated December 15, 1993 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Corporation's Directors, and (ii) by a vote of a majority of the Directors of the Corporation who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Corporation ("Independent Directors") cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was most recently approved by the Independent Directors on November 9, 2000. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Corporation. (See "Additional Information".)

     The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the fiscal years ended October 31, 2002, 2001 and 2000, the Fund incurred $______, $151,759 and $44,145, respectively, for advisory services.

     The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

     Pursuant to a license agreement between the Corporation and Brown Brothers Harriman dated November 9, 2001, the Corporation may use "BBH" in its name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Corporation upon the expiration or earlier termination of any investment advisory agreement between a Fund or any investment company in which a series of the Corporation invests all of its assets and Brown Brothers Harriman. Termination of the agreement would require the Corporation to change its name and the name of the Fund to eliminate all references to BBH.

     ADMINISTRATOR Brown Brothers Harriman Trust Company, LLC (the "Administrator") acts as Administrator for the Corporation. Brown Brothers
Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

     In its capacity as Administrator, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Corporation's operations subject to the supervision of the Corporation's Directors except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Corporation with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Corporation, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Corporation by others, including the Fund's Custodian, Transfer and Dividend Disbursing Agent; (iii) provides the Corporation with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Corporation's registration statement and the Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to the Fund's shareholders and the SEC.

     The Administration Agreement between the Corporation and Brown Brothers Harriman Trust Company, LLC (dated November 1, 1993 and amended and restated January 1, 2001) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Directors most recently approved the Corporation's Administration Agreement on November 9, 2001. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation or by a vote of the holders of a "majority of the Corporation's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information"). The Administration Agreement is terminable by the Directors of the Corporation or shareholders of the Corporation on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC and by Brown Brothers Harriman Trust Company, LLC on 90 days' written notice to the Corporation.

     The administrative fee payable to Brown Brothers Harriman Trust Company, LLC from the Fund is calculated daily and payable monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. For the fiscal years ended October 31, 2002, 2001 and 2000, the Fund incurred $______, $60,704 and $17,658, respectively, for administrative services.

     Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 59 Wall Street, New York, New York 10005. The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above. For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund.

DISTRIBUTOR

     Effective September 16, 2002, Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Contract dated as of September 16, 2002 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on August 6, 2002. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Fund, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.

     SHAREHOLDER SERVICING AGENT The Corporation has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Corporation with respect to the Fund's Class N shares and Class A shares, among other things: answers inquiries from shareholders of and prospective investors in Class N shares and Class A shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Corporation or a shareholder of or prospective investor in Class N shares or Class A Shares of the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares and Class A shares owned during the period for which payment was being made by shareholders who did not hold their account with an eligible institution.

     FINANCIAL INTERMEDIARIES From time to time, the Fund's Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares and Class A shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares and Class A shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares or Class A shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares and Class A shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of Class N and Class A shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares or Class A shares. Customer orders are priced at the NAv for Class N shares and Class A shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Class N shares or Class A shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Shareholder Servicing Agent as may be agreed upon from time to time between the Shareholder Servicing Agent and such Financial Intermediary.

     ELIGIBLE INSTITUTIONS The Corporation enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Corporation with respect to shareholders of and prospective investors in Class N shares or Class A shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares or Class A shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares and Class A shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

     EXPENSE PAYMENT AGREEMENT Under an agreement dated February 20, 2001, the Administrator pays the Fund's expenses (see "Annual Fund Operating Expenses" in the Prospectus), other than fees paid to Brown Brothers Harriman under the Corporation's Administration Agreement and other than expenses relating to the organization of the Fund. In return, the Administrator receives a fee from the Fund's Class N shares, Class I shares and Class A shares such that after such payment the aggregate expenses of the Fund do not exceed an agreed upon annual rate, currently 0.65%, 0.40% and 0.90% of the average daily net assets of Class N shares, Class I shares and Class A shares, respectively. Such fees are computed daily and paid monthly. The expense payment agreement will terminate on October 31, 2003.

     For the year ended October 31, 2002, the Administrator incurred $_______ in expenses, including investment advisory fees of $_______, shareholder servicing/eligible institution fees of $_______ and custody fees of $________ paid to Brown Brothers Harriman on behalf of the Fund.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
     Brown Brothers Harriman ( the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is Custodian for the Fund.

     As Custodian, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Corporation. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator, the Custodian maintains the Fund's accounting and portfolio transaction records and for each day computes the Fund's NAV.

     Forum Shareholder Services, Inc., Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT AUDITORS
     Deloitte & Touche LLP are the independent auditors for the Fund.

                                      NET ASSET VALUE

     The NAV of each class of shares of the Fund is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) The determination of NAV per share is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. NAV per share is determined separately for each class of shares by dividing the value of the Fund's total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

     The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

     Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

                                 COMPUTATION OF PERFORMANCE

     The average annual total rate of return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

     The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

     The following table sets forth average annual total return information for Class N shares and Class I shares for the periods ended October 31, 2002:

Class N shares
         1 Year:                                                 %
         5 Years (annualized)                            %
         10 Years* (annualized):                       %

     * The inception date for the Fund was July 23, 1992. On February 20, 2001 all outstanding shares were reclassified as "Class N".

Class I shares
         1 Year:                                                 %
         5 Years (annualized)                             %
         Since Inception* (annualized):             %

     **    The inception date for the Fund's Class I shares was August 14, 2001.

     As Class A shares is a newly created share class of the Fund, (December 31, 2002) average annual total return information will be available once the share class has completed one year of performance.

     Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

     Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

     Any "yield" quotation of the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

     Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as Salomon Brothers Inflation-Linked Securities) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

     Period and average annualized total rates of return may be provided in such communications. The total rate of return refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

     The Fund's yield and effective yield may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the projected income generated by an investment in the Fund over a 30-day or one-month period (which period is stated). This income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                                 PURCHASES AND REDEMPTIONS

     A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

     The Corporation reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

     A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends or holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of, the NAV of the Fund's portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

     An  investor  should  be aware  that  redemptions  from the Fund may not be
processed  if  a  completed  account   application  with  a  certified  taxpayer
identification number has not been received.

     In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

                                       FEDERAL TAXES

     Each year, the Corporation intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Corporation intends to meet such requirements. Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.

     Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Fund's net income may consist of dividends paid by domestic corporations.

     Gains or losses on sales of securities for the Fund are treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where a put has been acquired or a call has been written thereon for the Fund. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase for the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold for the Fund pursuant to the exercise of a call option written for it, the premium received is added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the ability to write options and engage in transactions involving stock index futures.

     Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

     During periods of rising interest rates, the Investment Adviser may have to dispose of securities under disadvantageous circumstances in order to generate cash to satisfy the Fund's distribution requirements. Generally, an inflation-adjusted increase in principal is required to be included as income in the year the increase occurs even though the investor will not receive payment of amounts equal to such increase until the security matures. During periods of rising interest rates, the Fund will be required to accrue an increasing amount of inflation-adjusted income. The Fund will be required to distribute dividends equal to substantially all of its net investment income, including the daily accretion of inflation adjustments accrued by the Fund with respect to IIS for which the Fund receives no payments in cash prior to their maturity.

     Return of Capital. Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distribution. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

     Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

     Other Taxes. The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund"s fiscal year. Additional tax information is mailed to shareholders in January.

     Under U.S. Treasury regulations, the Corporation and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

     This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

                                   DESCRIPTION OF SHARES

     The Corporation is an open-end management investment company organized as a Maryland corporation on July 16, 1990. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (617) 423-0800. The Articles of Incorporation currently permit the Corporation to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class N, 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class I, and 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class A. The Board of Directors also has the power to designate one or more additional series of shares of common stock or class thereof, and to classify and reclassify any unissued shares with respect to such series and/or classes. Currently there are seven such series in addition to the Fund, two of which also offer Class N and Class I shares.

     Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shares of the Corporation entitle their holders to a one full vote per full and fractional share. Separate votes are taken by a single series of the Corporation on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Corporation do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Corporation may elect all of the Directors of the Corporation if they choose to do so and in such event the other shareholders in the Corporation would not be able to elect any Director. The Corporation is not required and has no current intention to hold meetings of shareholders annually but the Corporation will hold special meetings of shareholders when in the judgment of the Corporation's Directors it is necessary or desirable to submit matters for a shareholder vote or as may be required by the 1940 Act or as my be permitted by the Articles of Incorporation or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Directors by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Directors. Shareholders also have the right to remove one or more Directors without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Corporation. The Corporation's Articles of Incorporation provide that the Corporation may, upon the approval of its Board of Directors, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

     Stock certificates are not issued by the Corporation.

     The By-laws of the Corporation provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Corporation's Articles of Incorporation provide that, at any meeting of shareholders of the Fund, each Eligible Institution or Financial Intermediary, may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

     The Articles of Incorporation and the By-Laws of the Corporation provide that the Corporation indemnify the Directors and officers of the Corporation to the full extent permitted by the Maryland Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation. However, nothing in the Articles of Incorporation or the By-Laws of the Corporation protects or indemnifies a Director or officer of the Corporation against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The Corporation may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Fund. Shareholders will receive 30 days prior written notice with respect to any such investment. In such event, the Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from the Fund would be reduced. At a shareholder's meeting held on September 23, 1993, the Fund's shareholders approved changes to the investment restrictions of the Fund to authorize such an investment. Such an investment would be made only if the Directors believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the Corporation were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

     It is expected that the investment of the Fund in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Corporation is requested to vote on matters pertaining to the investment company, the Corporation would hold a meeting of the Fund's shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

     The Corporation has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Corporation to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

                              PORTFOLIO BROKERAGE TRANSACTIONS

     The portfolio of the Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in the Fund's portfolio (excluding short-term obligations) were replaced once in a period of one year. For the fiscal years ended October 31, 2002, 2001 and 2000, the portfolio turnover rate for the Fund was ____%, 325% and 327%, respectively. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tend to increase as the level of portfolio activity increases.

     The securities in which the Fund invests are traded primarily in the over-the-counter markets on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible transactions on behalf of the Fund are entered directly with the issuer or from an underwriter or market maker for the securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between the bid and asked price. The policy of the Fund regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Fund, it will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

     Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Corporation effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Corporation may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Corporation may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

                                        NOTE RATINGS

     Notes rated MIG-1 by Moody's are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1. The commercial paper rating Prime-1 is the highest commercial paper rating assigned by Moody's and denotes that the issuer has superior capacity for repayment. Among the factors considered by Moody's in assigning note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     With respect to notes, an SP-1 rating indicates a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. SP-2 denotes a satisfactory capacity to pay principal and interest. The commercial paper rating A-1 is the highest paper rating assigned by Standard & Poor's and indicates a strong degree of safety regarding timely payments. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Among the factors considered by Standard & Poor's in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

                                   ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

     Fund  shareholders   receive  semi-annual   reports  containing   unaudited
financial statements and annual reports containing financial statements audited by independent auditors.

     With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

                                    FINANCIAL STATEMENTS

     The Annual Report of the Fund dated October 31, 2002 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report which also contains performance information will be provided, without charge, to each person receiving this Statement of Additional Information.